Debt (Details) - Schedule of Debt (Parentheticals)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Schedule of Debt [Line Items]
Series	10.00%	10.00%
Debentures	7.70%	7.70%	7.70%	7.70%
Series A [Member]
Schedule of Debt [Line Items]
Series		10.00%	10.00%
Series B [Member]
Schedule of Debt [Line Items]
Series		10.00%	10.00%
Series C [Member]
Schedule of Debt [Line Items]
Series		10.00%	10.00%